Long-Term Debt, net - Exit Fee (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Exit Fee
Exit fees accrued	$ 22,660	$ 22,139
Aggregate exit fee payable	24,000
Long-term debt, net
Exit Fee
Exit fees accrued	$ 22,700	$ 22,100